CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
OPERATING ACTIVITIES
Net loss	$ (73,285)	$ (55,983)
Adjustments for non-cash items:
Depreciation and amortization	9,093	8,148
Change in fair value - Listed shares	750	(275)
Change in fair value - Embedded derivatives		(6,596)
Change in fair value - Derivative warrant liability	(24,900)
Interest - Convertible notes	2,405	6,863
Lac Guret Property acquisition	18,625
Loss on convertible notes settlement	7,548
Unrealized foreign exchange loss (gain)	2,598	(1,142)
Loss on write-off/disposal of property, plant and equipment	1,134	5
Share-based compensation	3,930	3,061
Accretion included within financial costs	1,654	4,326
Net change in working capital	(1,505)	2,078
Cash flows used in operating activities	(51,953)	(39,515)
INVESTING ACTIVITIES
Additions to property, plant, and equipment, net of grants	(14,055)	(10,073)
Cash flows used in investing activities	(14,055)	(10,073)
FINANCING ACTIVITIES
Proceeds from private placements	139,065
Proceeds from offering		29,565
Convertible notes issue costs		(659)
Repayment of borrowings	(744)	(282)
Repayment of lease liabilities	(457)	(430)
Proceeds from the exercise of stock options	323	576
Share issue costs	(2,724)	(2,484)
Cash flows from financing activities	135,463	26,286
Effect of exchange rate changes on cash	509	(290)
Net change in cash and cash equivalents	69,964	(23,592)
Cash and cash equivalents at the beginning of the period	36,332	59,924
Cash and cash equivalents at the end of the period	$ 106,296	$ 36,332